Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II
LAMAR ADVERTISING COMPANY
AND SUBSIDIARIES
Valuation and Qualifying Accounts
Years Ended December 31, 2020, 2019 and 2018
(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2020
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$13,185	12,729	10,968	$14,946
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$22,902	—	1,905	$20,997
Year ended December 31, 2019
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$11,161	11,608	9,584	$13,185
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$23,934	—	1,032	$22,902
Year ended December 31, 2018
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,055	8,472	7,366	$11,161
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$20,120	3,814	—	$23,934

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II
LAMAR

MEDIA CORP.
AND SUBSIDIARIES
Valuation and Qualifying Accounts
Years Ended December 31, 2020, 2019 and 2018
(In thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended December 31, 2020
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$13,185	12,729	10,968	$14,946
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$22,902	—	1,905	$20,997
Year ended December 31, 2019
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$11,161	11,608	9,584	$13,185
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$23,934	—	1,032	$22,902
Year ended December 31, 2018
Deducted in balance sheet from trade accounts receivable:
Allowance for doubtful accounts	$10,055	8,472	7,366	$11,161
Deducted in balance sheet from deferred tax assets:
Valuation allowance	$20,120	3,814	—	$23,934